Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Basis of Presentation
Basis of Presentation

1.                                      Basis of Presentation

The interim consolidated financial statements included in this Quarterly Report on Form 10-Q have been prepared by Universal Hospital Services, Inc. (“we”, “our”, “us”, the “Company”, or “UHS”) without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”).  Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) have been condensed or omitted, pursuant to such rules and regulations.  These consolidated financial statements should be read in conjunction with the financial statements and related notes included in the Company’s 2011 Annual Report on Form 10-K/A filed with the SEC.

Acquisitions are described in Note 3, Acquisitions, and results of acquisitions are included in UHS’s consolidated results of operations since the date of acquisition.

The interim consolidated financial statements presented herein as of September 30, 2012, reflect, in the opinion of management, all adjustments necessary for a fair presentation of the financial position and the results of operations and cash flows for the periods presented.  These adjustments are of a normal, recurring nature.  The results of operations for any interim period are not necessarily indicative of results for the full year.

We are required to make estimates and assumptions about future events in preparing consolidated financial statements in conformity with GAAP.  These estimates and assumptions affect the amounts of assets, liabilities, revenues and expenses at the date of the unaudited consolidated financial statements.  While we believe that our past estimates and assumptions have been materially accurate, our current estimates are subject to change if different assumptions as to the outcome of future events are made.  We evaluate our estimates and judgments on an ongoing basis and predicate those estimates and judgments on historical experience and on various other factors that we believe to be reasonable under the circumstances.  We make adjustments to our assumptions and judgments when facts and circumstances dictate.  Since future events and their effects cannot be determined with absolute certainty, actual results may differ from the estimates used in preparing the accompanying unaudited consolidated financial statements.

A description of our significant accounting policies is included in our 2011 Annual Report on Form 10-K/A. There have been no material changes to these policies for the nine months ended September 30, 2012.

Principles of Consolidation

The consolidated financial statements include the accounts of UHS and its wholly owned subsidiary, UHS Surgical Services, Inc. (“Surgical Services”) since the acquisition of its predecessor companies, Emergent Group Inc. (“Emergent”) and PRI Medical Technologies, Inc. on April 1, 2011. In addition, in accordance with guidance issued by the Financial Accounting Standards Board (“FASB”), we have accounted for our equity investments in entities in which we are the primary beneficiary under the full consolidation method. All significant intercompany transactions and balances have been eliminated through consolidation. As the primary beneficiary, we consolidate the limited liability companies (“LLCs”) referred to in Note 12, Limited Liability Companies, as we effectively receive the majority of the benefits from such entities and we provide equipment lease guarantees for such entities.

1. Basis of Presentation

        Universal Hospital Services, Inc. ("we", "our", "us", the "Company" or "UHS") is a nationwide provider of medical equipment management and service solutions to the United States health care industry. The Company's services fall into three reporting segments: medical equipment outsourcing, technical and professional services, and medical equipment sales and remarketing.

        All of our outstanding capital stock is owned by UHS Holdco, Inc. ("Parent"), which acquired the Company in a recapitalization in May 2007 (the "Transaction"). Parent is owned by affiliates of Irving Place Capital Merchant Manager III, L.P. ("IPC") and certain members of our management.

        On April 1, 2011 we completed our acquisition of Emergent Group Inc. ("Emergent Group") for a total purchase price of approximately $65.3 million as described in Note 3, Acquisitions. The results of operations of this acquisition have been included in UHS's consolidated results of operations since the date of acquisition and also included in the medical equipment outsourcing segment. Effective December 31, 2011, Emergent Group was merged into its principal operating subsidiary, PRI Medical Technologies, Inc. ("PRI Medical") with PRI Medical the surviving entity. Also, on December 31, 2011, PRI Medical's name was changed to UHS Surgical Services, Inc. ("Surgical Services").

        On May 31, 2011 we acquired certain assets of an equipment rental division of a medical equipment manufacturer for approximately $6.5 million. The financial results of this acquisition are included in our medical equipment outsourcing segment since the date of acquisition.

        On October 3, 2011, we completed the acquisition, effective October 1, 2011, of all of the outstanding stock of a surgical laser equipment service provider for approximately $5.5 million in cash consideration. The $5.5 million purchase price included $0.5 million of debt which was paid off at closing. The financial results of this acquisition are included in our medical equipment outsourcing segment since the date of acquisition.

        On January 3, 2012, we completed the acquisition, effective January 1, 2012, of all of the outstanding stock of a surgical laser equipment service provider for approximately $16.4 million in cash consideration, funded primarily from the Senior Secured Credit Facility. This acquisition expands our national footprint in the laser and mobile surgical services market and is not expected to have a material impact on our results of operations or our financial position for the 2012 fiscal year.

Principles of Consolidation

        The consolidated financial statements include the accounts of UHS and of Surgical Services, its wholly owned subsidiary, since its acquisition on April 1, 2011. In addition, in accordance with guidance issued by the Financial Accounting Standards Board ("FASB"), we have accounted for our equity investments in entities in which we are the primary beneficiary under the full consolidation method. All significant intercompany transactions and balances have been eliminated through consolidation. As the primary beneficiary, we consolidate the limited liability companies ("LLCs") referred to in Note 13, Limited Liability Companies, as we effectively receive the majority of the benefits from such entities and we provide equipment lease guarantees for such entities.